Events After December 31, 2021	12 Months Ended
Dec. 31, 2022
Disclosure of Events After Reporting Period [Text Block Abstract]
EVENTS AFTER DECEMBER 31, 2021

NOTE 21 - EVENTS AFTER DECEMBER 31, 2022:

Following the recommendations of the Board of Directors, on January 24, 2023, an extraordinary meeting of the Company’s shareholders approved the following:

A.	Private placement to investors and the controlling shareholder

An investment in the Company through a private placement by certain investors, part of whom are existing shareholders of the Company (the “Investors”), and the controlling shareholder of the Company, in an aggregate amount of NIS 12.463 million (USD 3.625 million), under the Company entered into definitive private placement agreements (from November 29, 2022 and December 6, 2022; the “Agreements”) with the Investors for the issuance through a private placement of 2,338,264 units, each consisting of one Ordinary Share of NIS 0.02 and one non-registrable and non-tradeable warrant at a price of NIS 5.33 (USD 1.55) per each issued Unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant for a term of five (5) years from the issuance date of the offered warrants.

The above private placement includes 645,028 units (representing a total investment of USD 1 million in cash), offered to Mr. Avraham Brenmiller - the Company’s controlling shareholder and the Company’s Chief Executive Officer and Chairman of the Board - with the same terms and conditions, as offered to the other investors.

The Investors and the controlling shareholder received piggyback registration rights for their ordinary shares and associated warrants. The Company has agreed to file a registration statement with the SEC to register the resale of the warrant shares thirty (30) days after becoming shelf eligible. Upon effectiveness of such registration statement, the aforementioned piggyback rights shall expire.

The Investors are subject to certain restrictions regarding resale of the Units, the Offered Shares and the shares underlying the Offered Warrants for Investors pursuant to Israeli and U.S. laws.

In February 16, 2023, the Company completed the issuance of the above units and received the total consideration as above.

B.	An amendment to the Company’s compensation policy for officers and directors

On November 23, 2022, the Board of Directors decided to implement an efficiency plan to decrease expenses and the Company’s burn rate, which plan may include, inter alia, exchanging accrued and unpaid cash salary to Company’s employees and officers with equity-based compensation (the “Efficiency Plan”). Therefore, on November 23, 2022, the Compensation Committee of the Board of Directors and the Board of Directors, respectively, approved and recommended to the shareholders of the Company to approve the adoption of an amendment to the compensation policy, which presents the following changes to the current compensation policy from August 25, 2022, as amended and approved by the shareholders of the Company:

To allow the Compensation Committee and the Board of Directors to exchange basic salary with equity-based compensation, either in whole or in part, by issuing Restricted Shares (“RS”) or Restricted Shares Units (“RSU”) which will be vested on a monthly basis. In such case, the calculation of the RS and RSU value in comparison to the basic salary will include a discount of up to 15%.

To allow the Compensation Committee and the Board of Directors to exchange accrued and unpaid cash salary to office holders, including shareholders and /or relative of controlling shareholders, with RSU or any other equity-based compensation in accordance with the Company’s option plan (as defined in the current compensation policy) with the following minimum terms: vesting period of no less than one month, share price that will be calculated according to the average of Company’s market share price in the last 5-30 days (at the Boards’ discretion), with a discount of up to 15%.

C.	To approve a grant of equity-based compensation in exchange of accrued and unpaid employee’s salary to Mr. Avraham Brenmiller

As part of the Company’s Efficiency Plan, as described above, the shareholders approved the grant of equity-based compensation in exchange of unpaid employee’s cash salary to Mr. Brenmiller.

As of December 31, 2022, Mr. Brenmiller had an unpaid salary balance (in respect of prior years) in the amount of NIS 790 thousand (approximately USD 225 thousand). In exchange for the above unpaid salary and in connection with the Efficiency Plan, on November 17, 2022 and November 23, 2022, the Compensation Committee and the Board of Directors, respectively, approved and voted to recommend that the shareholders approve to convert the unpaid salary into equity under the terms of the Private Placement to the Investors and the Private Placement to Mr. Brenmiller, as described in A above, respectively, except the exercise period as described below. Accordingly, the Company will grant Mr. Brenmiller 148,217 units, consisting of 148,217 Ordinary Shares of NIS 0.02 par value and 148,217 associated Warrants, at a price of NIS 5.33 (USD 1.55) per each issued unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant and has a term of two (2) years as of the issuance date of the warrants for Mr. Brenmiller.